Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 30, 2012 Revolving Credit Facility USD ($)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility USD ($) Y	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility U.S Dollar Denominated Debt USD ($)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Euro Denominated EUR (€)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt GBP (£)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Utilization of One Third of Available Line of Credit Facility	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Utilization of Two Third of Available Line of Credit Facility	Nov. 30, 2012 Revolving Credit Facility Backup Liquidity USD ($)	Nov. 30, 2012 Unsecured Publicly-Traded Notes USD ($)
Debt Instrument [Line Items]
Issuance of unsecured publicly-traded notes										$ 500
Debt instrument, interest rate										1.90%
Debt instrument maturity year	2013								2015	2017
Line of credit maturity period	12 years
Debt instrument, maturity years			5
Unsecured long-term debt			2,400	1,600	450	150
Interest rate at facility debt instrument interest rate terms LIBOR/EURIBOR plus a margin of 65 bps			LIBOR/EURIBOR plus a margin of 65 basis points (“bps”)
Debt instrument, basis spread on variable rate			0.65%
Commitment fee on undrawn facility			35.00%
Utilization fee on the total amount outstanding							0.15%	0.30%
Line of credit facility available amount		$ 2,500							$ 78